CONSTRUCTION IN PROGRESS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 650,774	¥ 690,594
Dry hole costs written off	6,921	6,876	¥ 7,467
Balance at end of year	617,762	650,774	690,594
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	118,645	129,581
Additions	108,555	85,552
Dry hole costs written off	(6,921)	(6,876)
Transferred to property, plant and equipment	(73,210)	(81,229)
Reclassification to lease prepayments and other long-term assets	(10,066)	(7,773)
Impairment losses for the year	(28)	(252)
Disposals	(19)	(315)
Exchange adjustments	7	(43)
Balance at end of year	¥ 136,963	¥ 118,645	¥ 129,581